Dividends, Bonus and Buy Back of equity shares - Additional Information (Detail) ₨ / shares in Units, ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2021 INR (₨) ₨ / shares shares	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨) ₨ / shares shares	Mar. 31, 2019 INR (₨) ₨ / shares	Mar. 07, 2019 INR (₨) shares	Mar. 08, 2019 ₨ / shares
Disclosure of dividends [line items]
Cash dividends paid per equity share | ₨ / shares		₨ 1		₨ 1	₨ 1
Interim dividend		₨ 1		₨ 1	₨ 1
Bonus issue ratio					33.33%
Par value per share | ₨ / shares					₨ 2		₨ 2
Bonus issue of equity shares | shares						1,508,469,180
Bonus issue of equity shares, shares						₨ 3,016
Number of shares approved for buyback | shares		237,500,000		323,076,923
Payments on buyback of shares		₨ 116,445		₨ 105,000
Payments on buyback of shares		95,199	$ 1,302	105,311
Reduction in share capital related to buyback		475		646
Tax on Buyback of Shares		21,445
Securities premium reserve [member]
Disclosure of dividends [line items]
Bonus issue of equity shares, shares	[1]				₨ (795)
Payments on buyback of shares		1,427
Retained earnings [member]
Disclosure of dividends [line items]
Bonus issue of equity shares, shares	[1]				₨ (1,454)
Payments on buyback of shares		115,018		105,000
Capital Redemption Reserve [member]
Disclosure of dividends [line items]
Payments on buyback of shares		₨ 475		₨ 646

[1]	Refer to Note 22